Fair value measurement - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity analysis of derivatives
Derivative assets	$ 569	$ 481
Derivative liabilities	(1,001)	(262)
Net derivative position	$ (432)	$ 219